(LOSSES) EARNINGS PER SHARE - Schedule of earnings per share basic and diluted from discontinued operations (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,119,383,655	1,093,318,465
(Losses) earnings per share from discontinued operations - basic	$ 0.02	$ 0.00
Numerator:
Net (loss) income from discontinued operations attributable to ordinary shareholders	$ 18,927	$ (772)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,119,383,655	1,093,318,465
Denominator used for (losses) earnings per share	1,119,383,655	1,093,318,465
Stock warrants
(Losses) earnings from discontinued operations per ADS:
Weighted average ordinary share equivalents	730,844,350
Common Class A
Numerator:
Net (loss) income from discontinued operations -basic	$ 18,927	$ (772)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,119,383,556	1,093,318,366
(Losses) earnings per share from discontinued operations - basic	$ 0.02	$ 0.00
Numerator:
Net (loss) income from discontinued operations - diluted	$ 18,927	$ (772)
Net (loss) income from discontinued operations attributable to ordinary shareholders	$ 18,927	$ (772)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,119,383,556	1,093,318,366
Conversion of Class B to Class A ordinary shares	99	99
Denominator used for (losses) earnings per share	1,119,383,655	1,093,318,465
(Losses) earnings per share from discontinued operations-diluted	$ 0.02	$ 0.00
(Losses) earnings from discontinued operations per ADS:
Denominator used for (losses) earnings per ADS - basic	11,193,836	10,933,184
Denominator used for (losses) earnings per ADS - diluted	11,193,837	10,933,185
(Losses) earnings from discontinued operations per ADS - basic	$ 1.69	$ (0.07)
(Losses) earnings from discontinued operations per ADS - diluted	$ 1.69	$ (0.07)
Common Class B
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for (losses) earnings per share	99	99